Available for Sale Financial Assets - Schedule of Available for Sale Financial Assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets [Line Items]
Available for sale financial assets at beginning of the year	¥ 3,740
Available for sale financial assets at the end of the year		¥ 3,740
Financial Assets Available-for-sale, Category
Disclosure Of Financial Assets [Line Items]
Available for sale financial assets at beginning of the year	3,740	10
Additions		7,547
Business combination			¥ 10
Deemed distribution		(3,774)
Currency translation differences		(43)
Reclassified to financial assets at fair value through other comprehensive income(Note 2.2(a))	(3,730)
Reclassified to other investments	¥ (10)
Available for sale financial assets at the end of the year		¥ 3,740	¥ 10